Capital and Reserves (Tables)	12 Months Ended
Dec. 31, 2023
Disclosure of classes of share capital [abstract]
Summary of Shareholding structure of Shareholders of Parent

As of December 31, issued share capital is as follows:

(In thousand Euros)	Total shares	Share Capital
December 31, 2023
Class A shares of euro 0.12 nominal value each	187,890,468	22,549
Class B shares of euro 1.20 nominal value each	22,250,793	26,701
Class C shares of euro 1.08 nominal value each	1,020,000	1,102
Total	211,161,261	50,352

(In thousand Euros)	Total Shares	Share capital
December 31, 2022
Class A shares of euro 0.12 nominal value each	148,900,355	17,868
Class B shares of euro 1.20 nominal value each	23,250,793	27,901
Total	172,151,148	45,769

Summary of authorized share capital

As at December 31, authorized share capital is as follows:

December 31, 2023	Shares (number)	Nominal (Euros)	Share Capital (in thousand Euros)
Class A	401,020,000	0.12	48,122
Class B	48,980,000	1.20	58,776
Conversion shares	1,020,002	1.08	1,102
Total	451,020,002		108,000

December 31, 2022	Shares (number)	Nominal (Euros)	Share Capital (in thousand Euros)
Class A	400,000,000	0.12	48,000
Class B	50,000,000	1.20	60,000
Conversion shares	2	1.08	—
Total	450,000,002		108,000

Summary of Movement of Share Capital And Share premium

Movement of share capital and share premium are as follows:

	Shares (number)	Price per Share (Euros)	Share Capital (In thousand Euros)	Share Premium (In thousand Euros)
At December 31, 2022	172,151,148		45,769	378,240
January 2023: Stock option plan execution (MSOP/ESOP) (Class A shares)	140,594	0.12	17	622
January 2023: Payment in shares Coil acquisition (MSOP/ESOP) (Class A shares)	272,826	0.12	33	2,284
February 2023: Stock option plan execution (MSOP/ESOP) (Class A shares)	168,085	0.12	20	113
March 2023: Stock option plan execution (MSOP/ESOP/RSU) (Class A shares)	141,071	0.12	17	437
March 2023: Founder warrants execution (Class B shares)	20,000	1.20	24	173
March 2023: Change Cass B shares into Class A shares and Class C shares	20,000	—	—	—
April 2023: Stock option plan execution (MSOP/ESOP/RSU) (Class A shares)	569,745	0.12	69	6,313
April 2023: Capital increase (ATM) (Class A shares)	175,586	0.12	21	390
May 2023: Stock option plan execution (MSOP/ESOP) (Class A shares)	181,144	0.12	22	648
May 2023: Capital increase (ATM) (Class A shares)	2,312,313	0.12	278	5,465
June 2023: Stock option plan execution (MSOP/ESOP/RSU/ESPP) (Class A shares)	660,045	0.12	79	2,068
June 2023: Capital Increase (Private placement) (Class A shares)	18,832,432	0.12	2,260	42,689
June 2023: Change Cass B shares into Class A shares and Class C shares	1,000,000
June 2023: Capital increase (ATM) (Class A shares)	71,015	0.12	9	55
July 2023: Stock option plan execution (MSOP/RSU) (Class A shares)	78,345	0.12	9	1,075
July 2023: Capital increase (ATM) (Class A shares)	71,162	0.12	9	213
August 2023: Stock option plan execution (MSOP/ESOP/RSU) (Class A shares)	1,021,037	0.12	123	5,541
September 2023: Stock option plan execution (MSOP/ESOP/RSU) (Class A shares)	825,502	0.12	99	3,776
October 2023: Stock option plan execution (MSOP/RSU) (Class A shares)	405,965	0.12	49	1,051
November 2023: Stock option plan execution (MSOP/ESOP/RSU) (Class A shares)	955,130	0.12	115	1,332
December 2023: Stock option plan execution (MSOP/ESOP/RSU/ESPP) (Class A shares)	727,459	0.12	87	1,081
December 2023: Capital Increase (Private placement) (Class A shares)	10,360,657	0.12	1,243	28,049
At December 31, 2023	211,161,261		50,352	481,615

(In thousand Euros)	Shares	Price per Share (Euros)	Share Capital	Share Premium
At December 31, 2021	161,409,576		44,480	322,391
January 2022: Kensington Warrant conversion (Class A Shares)	156,699	0.12	18.80	2,205
February 2022: Kensington Warrant conversion (Class A Shares)	304,635	0.12	36.56	4,032
March 2022: Kensington Warrant conversion (Class A Shares)	22	0.12	—	14
April 2022: Stock option plan execution (MSOP/ESOP) (Class A Shares)	17,208	0.12	2.06	12
May 2022: Stock option plan execution (MSOP/ESOP) (Class A Shares)	401,598	0.12	48.00	234
June 2022: Stock option plan execution (MSOP/ESOP) (Class A Shares)	380,176	0.12	45.62	203
July 2022: Stock option plan execution (MSOP/ESOP) (Class A Shares)	40,930	0.12	4.91	27
July 2022: Payment in share Electromaps Acquisition	163,861	0.12	19.66	1,480
July 2022: Payment in share Ares Acquisition	700,777	0.12	84.09	6,216
September 2022: Stock option plan execution (MSOP/ESOP) (Class A Shares)	129,336	0.12	15.52	377
October 2022: Stock option plan execution (MSOP/ESOP) (Class A Shares)	73,460	0.12	8.82	48
October 2022: Kensington Warrant conversion (Class A Shares)	1	0.12	—	—
November 2022: Stock option plan execution (MSOP/ESOP) (Class A Shares)	56,992	0.12	6.84	40
December 2022: Stock option plan execution (MSOP/ESOP/RSU) (Class A Shares)	139,183	0.12	16.70	216
December 5, 2022 Capital Increase (Private placement) (Class A Shares)	8,176,694	0.12	981.00	40,745
At December 31, 2022	172,151,148		45,769	378,240